29. Related party transactions (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019
Preci-Health SA [Member]
Disclosure of transactions between related parties [line items]
Research services revenue related party	£ 44
Bio Connection [Member]
Disclosure of transactions between related parties [line items]
Amount due to related party		£ 8,400
Invoice amount		£ 17,800